Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income (loss) before income tax

The income (loss) before income tax and provision for income taxes for the years ended December 31, 2018 and 2017 consisted of the following:

Income (loss) before income tax		2018	2017
U.S.	21%	$(409,354)	$—
Canada	15%	(167,905)	(188,702)
		$(577,259)	$(188,702)

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between the effective income tax rate and the Canada statutory income tax rate for 2018 is as follows:

Provision for income tax	2018
U.S statutory federal tax rate	$(85,964)	21.00%
Canada statutory tax rate	(25,186)	15.00%
Non-deductible expenses- US	702	(0.17%)
Change in Valuation allowance -US	85,262	(20.83%)
Change in Valuation allowance - Canada	25,186	(15.00)
Total	$—	—

Schedule of Components of net deferred tax assets

The significant components of the net deferred tax assets as of December 31, 2018 and 2017 are as follows:

	2018	2017
Deferred tax assets
US -Net operating losses carry forwards	$929,099	$1,325,043
Canada- Net operating losses carry forwards	169,156	24,983
Valuation allowance - US	(929,099)	(1,323,043)
Valuation allowance -	(169,156)	(24,983)
Net deferred tax assets	$—	$—

Schedule of deferred tax assets

The significant components of the net deferred tax assets as of December 31, 2018 and 2017 are as follows:

	2018	2017
Deferred tax assets
US -Net operating losses carry forwards	$929,099	$1,325,043
Canada- Net operating losses carry forwards	169,156	24,983
Valuation allowance - US	(929,099)	(1,323,043)
Valuation allowance - Canada	(169,156)	(24,983)
Net deferred tax assets	$—	$—

Schedule of net operating loss carry-over

The following are the net operating loss carry-over for both U.S. and Canada:

U.S.	Amount
2017	$4,011,584
2018	412,698
$4,424,282

Canada	Amount
2018	$279,863
2017	216,022
2016	212,276
2015	203,041
2014	179,541
2013	36,967
$1,127,710